Condensed Consolidating Financial Information (Schedule of Condensed Consolidating Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales		$ 2,715.5	$ 2,239.2	$ 1,163.6
Cost of goods sold		2,420.6	1,902.1	1,035.5
Gross profit		294.9	337.1	128.1
Marketing and administration		352.8	267.0	161.9
Research and development		87.5	55.6	40.4
Goodwill impairment charges	384.1	440.5	0	0
Restructuring and impairment charges		350.7	5.3	28.4
Tangible asset impairment charges		367.9	0	24.6
Insurance recovery		(4.0)	(11.9)	0
Operating income (loss)		(1,300.5)	21.1	(127.2)
Interest expense		77.2	29.0	4.0
Interest income		(4.5)	(5.5)	(26.5)
Decline (increase) in fair value of warrant		4.8	14.0	(5.4)
Other, net		6.1	(3.9)	0.9
Total non-operating expense		83.6	33.6	(27.0)
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(1,384.1)	(12.5)	(100.2)
Income tax expense (benefit)		73.1	(53.3)	(42.2)
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(1,457.2)	40.8	(58.0)
Investment in subsidiary earnings (loss)		0	0	0
Equity in (loss) earnings of joint ventures, net of tax		(62.8)	7.2	(11.8)
Net income (loss)		(1,520.0)	48.0	(69.8)
Net loss (income) attributable to noncontrolling interests		(16.0)	(13.6)	1.5
Net income (loss) attributable to MEMC stockholders		(1,536.0)	34.4	(68.3)
MEMC, Inc. [Member]
Net sales		872.7	829.1	494.4
Cost of goods sold		914.2	823.3	571.1
Gross profit		(41.5)	5.8	(76.7)
Marketing and administration		138.3	122.0	103.9
Research and development		60.9	38.5	31.0
Goodwill impairment charges		0
Restructuring and impairment charges		8.2	5.3	18.1
Tangible asset impairment charges		19.4		24.6
Insurance recovery			0
Operating income (loss)		(268.3)	(160.0)	(254.3)
Interest expense		35.4	(1.7)	(4.0)
Interest income		(0.3)	(0.2)	(2.7)
Decline (increase) in fair value of warrant		0	0	0
Other, net		(142.3)	44.5	63.6
Total non-operating expense		(107.2)	(46.4)	(70.3)
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(161.1)	(113.6)	(184.0)
Income tax expense (benefit)		16.3	(64.6)	(26.9)
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(177.4)	(49.0)	(157.1)
Investment in subsidiary earnings (loss)		(1,358.6)	84.9	91.8
Equity in (loss) earnings of joint ventures, net of tax		0	(1.5)	(3.0)
Net income (loss)		(1,536.0)	34.4	(68.3)
Net loss (income) attributable to noncontrolling interests		0	0	0
Net income (loss) attributable to MEMC stockholders		(1,536.0)	34.4	(68.3)
Guarantor Subsidiaries [Member]
Net sales		971.9	468.3	312.8
Cost of goods sold		884.5	457.3	282.6
Gross profit		87.4	11.0	30.2
Marketing and administration		78.8	61.2	9.7
Research and development		10.7	6.6	1.6
Goodwill impairment charges		430.8
Restructuring and impairment charges		6.7	0	0
Tangible asset impairment charges		42.8		0
Insurance recovery			(11.9)
Operating income (loss)		(482.4)	(44.9)	18.9
Interest expense		7.7	3.2	0.1
Interest income		(0.4)	(2.7)	(0.4)
Decline (increase) in fair value of warrant		0	0	0
Other, net		(2.4)	(1.2)	0
Total non-operating expense		4.9	1.7	(0.3)
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(487.3)	(46.6)	19.2
Income tax expense (benefit)		31.0	(17.9)	(10.6)
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(518.3)	(28.7)	29.8
Investment in subsidiary earnings (loss)		(1,046.2)	(14.2)	69.3
Equity in (loss) earnings of joint ventures, net of tax		0.2	0	0
Net income (loss)		(1,564.3)	(42.9)	99.1
Net loss (income) attributable to noncontrolling interests		(0.5)	0.3	0.1
Net income (loss) attributable to MEMC stockholders		(1,564.8)	(42.6)	99.2
Non-Guarantor Subsidiaries [Member]
Net sales		3,692.8	2,478.5	1,367.6
Cost of goods sold		3,312.0	2,158.7	1,182.9
Gross profit		380.8	319.8	184.7
Marketing and administration		135.7	83.8	48.3
Research and development		15.9	10.5	7.8
Goodwill impairment charges		9.7
Restructuring and impairment charges		335.8	0	10.3
Tangible asset impairment charges		305.7		0
Insurance recovery		(4.0)	0
Operating income (loss)		(418.0)	225.5	118.3
Interest expense		34.1	30.9	8.3
Interest income		(3.8)	(6.0)	(23.8)
Decline (increase) in fair value of warrant		4.8	14.0	(5.4)
Other, net		124.2	(23.4)	(54.4)
Total non-operating expense		159.3	62.3	33.5
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(577.3)	163.2	84.8
Income tax expense (benefit)		29.5	30.8	1.4
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(606.8)	132.4	83.4
Investment in subsidiary earnings (loss)		0	0	0
Equity in (loss) earnings of joint ventures, net of tax		(63.0)	8.7	(8.8)
Net income (loss)		(669.8)	141.1	74.6
Net loss (income) attributable to noncontrolling interests		(15.5)	(13.9)	1.4
Net income (loss) attributable to MEMC stockholders		(685.3)	127.2	76.0
Consolidating Adjustments [Member]
Net sales		(2,821.9)	(1,536.7)	(1,011.2)
Cost of goods sold		(2,690.1)	(1,537.2)	(1,001.1)
Gross profit		(131.8)	0.5	(10.1)
Marketing and administration		0	0	0
Research and development		0	0	0
Goodwill impairment charges		0
Restructuring and impairment charges		0	0	0
Tangible asset impairment charges		0		0
Insurance recovery			0
Operating income (loss)		(131.8)	0.5	(10.1)
Interest expense		0	(3.4)	(0.4)
Interest income		0	3.4	0.4
Decline (increase) in fair value of warrant		0	0	0
Other, net		26.6	(16.0)	(10.1)
Total non-operating expense		26.6	16.0	10.1
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(158.4)	(15.5)	(20.2)
Income tax expense (benefit)		(3.7)	(1.6)	(6.1)
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(154.7)	(13.9)	(14.1)
Investment in subsidiary earnings (loss)		2,404.8	(70.7)	(161.1)
Equity in (loss) earnings of joint ventures, net of tax		0	0	0
Net income (loss)		2,250.1	(84.6)	(175.2)
Net loss (income) attributable to noncontrolling interests		0	0	0
Net income (loss) attributable to MEMC stockholders		$ 2,250.1	$ (84.6)	$ (175.2)